SPXX
Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 103.7%
	COMMON STOCKS – 101.0%
	Aerospace & Defense – 2.1%
8,231	Boeing Co	$1,227,571
4,165	Lockheed Martin Corp	1,411,727
6,004	Raytheon Co	787,425
11,422	Raytheon Technologies Corp, (2)	1,077,437
	Total Aerospace & Defense	4,504,160
	Air Freight & Logistics – 0.6%
14,213	United Parcel Service Inc, Class B	1,327,778
	Airlines – 0.1%
8,420	Alaska Air Group Inc	239,717
6,969	JetBlue Airways Corp, (3)	62,373
	Total Airlines	302,090
	Auto Components – 0.1%
7,453	Cooper Tire & Rubber Co	121,484
	Automobiles – 0.2%
75,317	Ford Motor Co, (2)	363,781
	Banks – 5.1%
114,235	Bank of America Corp, (2)	2,425,209
29,042	Citigroup Inc	1,223,249
11,906	Comerica Inc	349,322
12,100	Fifth Third Bancorp	179,685
46,468	Huntington Bancshares Inc, (2)	381,502
42,596	JPMorgan Chase & Co	3,834,918
31,850	Regions Financial Corp	285,695
30,397	US Bancorp	1,047,177
40,659	Wells Fargo & Co	1,166,913
	Total Banks	10,893,670
	Beverages – 2.6%
6,581	Brown-Forman Corp, Class B	365,311
54,987	Coca-Cola Co, (2)	2,433,175
23,233	PepsiCo Inc	2,790,283
	Total Beverages	5,588,769
0

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Biotechnology – 1.7%
18,886	AbbVie Inc, (2)	$1,438,925
10,651	Amgen Inc	2,159,277
	Total Biotechnology	3,598,202
	Capital Markets – 2.9%
22,264	Charles Schwab Corp	748,516
7,359	CME Group Inc	1,272,445
15,101	Federated Hermes Inc	287,674
7,165	Goldman Sachs Group Inc	1,107,637
12,874	Intercontinental Exchange Inc	1,039,575
28,364	Morgan Stanley	964,376
7,575	T Rowe Price Group Inc	739,699
	Total Capital Markets	6,159,922
	Chemicals – 1.6%
11,519	Corteva Inc	270,696
11,519	Dow Inc	336,816
11,519	DuPont de Nemours Inc	392,798
8,325	Eastman Chemical Co	387,778
6,777	Ecolab Inc	1,056,060
7,743	Olin Corp	90,361
2,058	Sherwin-Williams Co	945,692
	Total Chemicals	3,480,201
	Communications Equipment – 1.9%
69,702	Cisco Systems Inc, (2)	2,739,986
1,838	F5 Networks Inc, (3)	195,986
7,743	Motorola Solutions Inc	1,029,199
	Total Communications Equipment	3,965,171
	Consumer Finance – 0.6%
14,520	American Express Co	1,243,057
	Containers & Packaging – 0.5%
8,615	Avery Dennison Corp	877,610
9,389	International Paper Co	292,280
	Total Containers & Packaging	1,169,890
	Diversified Financial Services – 1.5%
17,040	Berkshire Hathaway Inc, Class B, (3)	3,115,423
	Diversified Telecommunication Services – 2.0%
71,348	AT&T Inc, (2)	2,079,794
41,628	Verizon Communications Inc, (2)	2,236,673
	Total Diversified Telecommunication Services	4,316,467

Shares	Description (1)	Value
	Electric Utilities – 0.8%
14,132	Duke Energy Corp	$1,142,996
2,710	IDACORP Inc	237,911
6,001	PNM Resources Inc	228,038
	Total Electric Utilities	1,608,945
	Electrical Equipment – 1.0%
6,194	Eaton Corp PLC	481,212
9,487	Emerson Electric Co	452,056
8,905	nVent Electric PLC	150,227
6,391	Rockwell Automation Inc	964,466
	Total Electrical Equipment	2,047,961
	Electronic Equipment, Instruments & Components – 0.3%
33,591	Corning Inc, (2)	689,959
	Energy Equipment & Services – 0.1%
17,037	Schlumberger Ltd	229,829
3,872	Valaris plc, (3)	1,743
	Total Energy Equipment & Services	231,572
	Entertainment – 2.2%
6,388	Electronic Arts Inc, (3)	639,886
5,906	Netflix Inc, (3)	2,217,703
18,876	Walt Disney Co	1,823,422
	Total Entertainment	4,681,011
	Equity Real Estate Investment Trust – 0.8%
4,258	Corporate Office Properties Trust	94,229
1,837	CyrusOne Inc	113,435
4,258	Douglas Emmett Inc	129,911
2,710	EPR Properties	65,636
4,743	Healthcare Realty Trust Inc	132,472
3,387	JBG SMITH Properties	107,808
1,547	Life Storage Inc	146,269
3,582	National Retail Properties Inc	115,305
3,387	Prologis Inc	272,213
12,874	Sabra Health Care REIT Inc	140,584
9,196	Tanger Factory Outlet Centers Inc	45,980
3,193	Taubman Centers Inc	133,723
5,807	Urban Edge Properties	51,160
18,006	Washington Prime Group Inc	14,497
8,325	Weingarten Realty Investors	120,130
	Total Equity Real Estate Investment Trust	1,683,352

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing – 0.8%
14,520	Walmart Inc	$1,649,762
	Food Products – 0.4%
13,164	Archer-Daniels-Midland Co	463,110
16,650	Conagra Brands Inc	488,511
	Total Food Products	951,621
	Health Care Equipment & Supplies – 3.1%
25,557	Abbott Laboratories	2,016,703
38,723	Boston Scientific Corp, (2), (3)	1,263,531
2,325	Intuitive Surgical Inc, (3)	1,151,363
23,620	Medtronic PLC	2,130,052
	Total Health Care Equipment & Supplies	6,561,649
	Health Care Providers & Services – 3.5%
1,450	Acadia Healthcare Co Inc, (3)	26,608
4,357	Anthem Inc	989,213
14,908	CVS Health Corp	884,492
2,713	Humana Inc	851,936
6,581	Laboratory Corp of America Holdings, (3)	831,773
4,548	McKesson Corp	615,162
3,193	Tenet Healthcare Corp, (3)	45,979
13,071	UnitedHealth Group Inc	3,259,646
	Total Health Care Providers & Services	7,504,809
	Hotels, Restaurants & Leisure – 1.9%
3,774	Darden Restaurants Inc	205,532
13,556	McDonald's Corp	2,241,485
25,168	Starbucks Corp	1,654,544
	Total Hotels, Restaurants & Leisure	4,101,561
	Household Durables – 0.2%
6,969	KB Home	126,139
1,064	Tempur Sealy International Inc, (3)	46,507
3,871	Whirlpool Corp	332,132
	Total Household Durables	504,778
	Household Products – 2.4%
16,166	Colgate-Palmolive Co	1,072,776
9,196	Kimberly-Clark Corp	1,175,892
26,427	Procter & Gamble Co	2,906,970
	Total Household Products	5,155,638
	Industrial Conglomerates – 1.7%
9,776	3M Co	1,334,522
87,322	General Electric Co, (2)	693,337

Shares	Description (1)	Value
	Industrial Conglomerates (continued)
12,583	Honeywell International Inc	$1,683,479
	Total Industrial Conglomerates	3,711,338
	Insurance – 2.3%
14,520	Arthur J Gallagher & Co	1,183,525
8,034	Fidelity National Financial Inc	199,886
16,359	Marsh & McLennan Cos Inc	1,414,399
14,132	MetLife Inc	432,015
9,583	Prudential Financial Inc	499,658
1,606	Reinsurance Group of America Inc	135,129
9,680	Travelers Cos Inc	961,708
	Total Insurance	4,826,320
	Interactive Media & Services – 5.7%
2,713	Alphabet Inc, Class A, (3)	3,152,370
3,487	Alphabet Inc, Class C, (3)	4,054,718
28,367	Facebook Inc, Class A, (3)	4,731,616
9,389	Twitter Inc, (3)	230,594
	Total Interactive Media & Services	12,169,298
	Internet & Direct Marketing Retail – 4.9%
4,551	Amazon.com Inc, (3)	8,873,176
747	Booking Holdings Inc, (3)	1,004,954
21,684	eBay Inc	651,821
	Total Internet & Direct Marketing Retail	10,529,951
	IT Services – 6.4%
5,807	Akamai Technologies Inc, (3)	531,282
2,419	Black Knight Inc, (3)	140,447
12,100	Fidelity National Information Services Inc	1,471,844
8,131	International Business Machines Corp, (2)	901,972
1,837	Jack Henry & Associates Inc	285,176
15,491	Mastercard Inc, Class A	3,742,006
15,681	PayPal Holdings Inc, (3)	1,501,299
4,648	VeriSign Inc, (3)	837,058
27,108	Visa Inc, Class A, (2)	4,367,641
	Total IT Services	13,778,725
	Life Sciences Tools & Services – 1.2%
1,840	Bio-Techne Corp	348,901
7,746	Thermo Fisher Scientific Inc	2,196,765
	Total Life Sciences Tools & Services	2,545,666
	Machinery – 2.3%
11,713	Caterpillar Inc	1,359,176
3,775	Cummins Inc	510,833

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
6,679	Deere & Co	$922,771
9,293	Illinois Tool Works Inc, (2)	1,320,721
9,002	Pentair PLC	267,900
3,096	Snap-on Inc	336,907
2,805	Stanley Black & Decker Inc	280,500
463	Westinghouse Air Brake Technologies Corp	22,284
	Total Machinery	5,021,092
	Media – 1.3%
71,639	Comcast Corp, Class A, (2)	2,462,949
7,647	TEGNA Inc	83,046
11,809	ViacomCBS Inc, Class B	165,444
	Total Media	2,711,439
	Metals & Mining – 0.1%
34,946	Freeport-McMoRan Inc	235,885
3,160	Southern Copper Corp	88,986
	Total Metals & Mining	324,871
	Multiline Retail – 0.6%
13,455	Target Corp	1,250,911
	Multi-Utilities – 0.5%
12,874	Consolidated Edison Inc	1,004,172
	Oil, Gas & Consumable Fuels – 2.9%
23,040	Chevron Corp, (2)	1,669,478
20,523	ConocoPhillips	632,108
10,357	EOG Resources Inc	372,024
42,498	Exxon Mobil Corp, (2)	1,613,649
7,549	Hess Corp	251,382
29,332	Marathon Oil Corp	96,502
10,842	Marathon Petroleum Corp	256,088
18,006	Occidental Petroleum Corp	208,510
6,679	ONEOK Inc	145,669
8,808	Phillips 66	472,549
9,002	Valero Energy Corp	408,331
6,388	WPX Energy Inc, (3)	19,483
	Total Oil, Gas & Consumable Fuels	6,145,773
	Pharmaceuticals – 5.7%
3,098	Allergan PLC, (2)	548,656
21,491	Bristol-Myers Squibb Co	1,197,908
14,036	Eli Lilly & Co	1,947,074
1,837	Jazz Pharmaceuticals PLC, (3)	183,223

Shares	Description (1)	Value
	Pharmaceuticals (continued)
28,364	Johnson & Johnson, (2)	$3,719,371
28,461	Merck & Co Inc	2,189,789
74,639	Pfizer Inc, (2)	2,436,217
	Total Pharmaceuticals	12,222,238
	Real Estate Management & Development – 0.1%
1,741	Jones Lang LaSalle Inc	175,806
	Road & Rail – 0.9%
1,741	Avis Budget Group Inc, (3)	24,200
13,554	Union Pacific Corp, (2)	1,911,656
	Total Road & Rail	1,935,856
	Semiconductors & Semiconductor Equipment – 5.0%
12,004	Analog Devices Inc	1,076,159
58,666	Intel Corp, (2)	3,175,004
11,520	Microchip Technology Inc	781,056
8,714	NVIDIA Corp	2,297,010
21,587	QUALCOMM Inc	1,460,360
18,392	Texas Instruments Inc	1,837,913
	Total Semiconductors & Semiconductor Equipment	10,627,502
	Software – 7.6%
6,582	Autodesk Inc, (3)	1,027,450
5,323	CDK Global Inc	174,861
85,095	Microsoft Corp, (2)	13,420,333
33,398	Oracle Corp, (2)	1,614,125
	Total Software	16,236,769
	Specialty Retail – 3.3%
6,445	Best Buy Co Inc	367,365
5,517	Dick's Sporting Goods Inc	117,291
17,428	Home Depot Inc, (2)	3,253,982
18,392	Lowe's Cos Inc	1,582,632
4,645	Tiffany & Co	601,528
20,716	TJX Cos Inc	990,432
2,710	Urban Outfitters Inc, (3)	38,590
	Total Specialty Retail	6,951,820
	Technology Hardware, Storage & Peripherals – 5.6%
47,438	Apple Inc	12,063,009
	Textiles, Apparel & Luxury Goods – 0.7%
1,355	Kontoor Brands Inc	25,975
10,842	NIKE Inc, Class B	897,067
14,908	Under Armour Inc, Class C, (3)	120,159

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)
9,970	VF Corp, (2)	$539,178
	Total Textiles, Apparel & Luxury Goods	1,582,379
	Tobacco – 0.8%
18,392	Altria Group Inc	711,219
12,874	Philip Morris International Inc	939,287
	Total Tobacco	1,650,506
	Trading Companies & Distributors – 0.4%
3,390	WW Grainger Inc	842,415
	Total Common Stocks (cost $115,690,431)	215,830,539

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 2.7%
45,000	Vanguard Total Stock Market ETF	$5,800,950
	Total Exchange-Traded Funds (cost $6,535,306)	5,800,950

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Pharmaceuticals – 0.0%
13,500	Bristol-Myers Squibb Co	$51,300
	Total Common Stock Rights (cost $28,755)	51,300
	Total Long-Term Investments (cost $122,254,492)	221,682,789

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%
	REPURCHASE AGREEMENTS – 2.4%
$5,147	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $5,147,311, collateralized by: $595,000 U.S. Treasury Notes, 2.750%, due 4/30/23, value $646,816; $270,000 U.S. Treasury Notes, 2.875%, due 9/30/23, value $294,237; $4,080,000 U.S. Treasury Notes, 0.250%, due 7/15/29, value $4,312,948	0.000%	4/01/20	$5,147,311
	Total Short-Term Investments (cost $5,147,311)			5,147,311
	Total Investments (cost $127,401,803) – 106.1%			226,830,100
	Other Assets Less Liabilities – (6.1)% (5)			(13,076,398)
	Net Assets Applicable to Common Shares – 100%			$213,753,702

Investments in Derivatives
Options Written
Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
S&P 500® Index	Put	(22)	$(4,400,000)	$2,000	4/17/20	$(16,895)
S&P 500® Index	Call	(470)	(115,385,000)	2,455	4/17/20	(8,565,750)
S&P 500® Index	Call	(22)	(6,270,000)	2,850	4/17/20	(17,555)
Union Pacific Corp	Call	(50)	(750,000)	150	4/17/20	(10,800)
Total Options Written (premiums received $5,333,673)		(564)	$(126,805,000)			$(8,611,000)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$215,830,539	$ —	$ —	$215,830,539
Exchange-Traded Funds	5,800,950	—	—	5,800,950
Common Stock Rights	51,300	—	—	51,300
Short-Term Investments:
Repurchase Agreements	—	5,147,311	—	5,147,311
Investments in Derivatives:
Options Written	(8,611,000)	—	—	(8,611,000)
Total	$213,071,789	$5,147,311	$ —	$218,219,100

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(6)	Exchange-traded, unless otherwise noted.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor's